Schedule of Amounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Amounts Receivable
Accounts receivable	$ 1,300,810	$ 1,403,781
GST receivable	9,117	46,642
Interest receivable	24,519	44,339
Due from related parties		35,295
Other	36,335	63,288
Amounts receivable	$ 1,370,781	$ 1,593,345